Condensed Consolidated Balance Sheets - USD ($)	Feb. 28, 2026	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024
Current assets:
Cash and cash equivalents		$ 3,452,891		$ 874,238
Accounts receivable	$ 107,400
Other receivables and prepayments		139,633		85,316
Total current assets		3,592,524		959,554
Long-term investments, net		15,098,846		15,098,846
Long-term deposits				71,823
Total Assets		18,691,370		16,130,223
Property and equipment, net
Current liabilities:
Convertible notes payable, current		3,418,500		3,238,500
Accounts payable and accrued expenses		1,071,715		918,611
Operating lease liabilities, current		24,428		102,225
Total current liabilities		4,593,823		4,338,980
Operating lease liabilities, non-current				14,182
Total Liabilities		4,899,823		4,353,162
Commitments and contingencies
TEMPORARY EQUITY
Contingently redeemable warrants		47,000
Total temporary equity		47,000
EQUITY
Additional paid-in capital		97,000,188		93,474,825
Accumulated other comprehensive (loss) income		(92,310)		89,162
Accumulated deficit		(73,792,798)		(72,429,528)
Total stockholders’ deficit		23,115,160		21,134,514
Non-controlling interests		(9,370,613)		(9,357,453)
Total equity		13,744,547		11,777,061
Total Liabilities, Temporary Equity and Equity		18,691,370		16,130,223
Related Party
Current liabilities:
Amounts due to related parties		79,180		79,644
Convertible notes to a related party		3,418,500		3,238,500
Convertible notes to a related party		306,000
DiamiR Biosciences Corp
Current assets:
Cash and cash equivalents	235,736		$ 56,836		$ 70,276
Accounts receivable	107,400				89,281
Other receivables and prepayments	10,513		46,649		120,139
Total current assets	353,649		103,485		279,696
Total Assets	642,362		384,624		579,833
Property and equipment, net	12,343		20,029		40,857
Right of use asset, net	78,609		63,349		61,519
Intangible assets	197,761		197,761		197,761
Current liabilities:
Convertible notes payable, current	1,282,717
Accounts payable and accrued expenses	699,842		231,858		148,648
Operating lease liabilities, current	45,969		41,383		40,178
Deferred revenue	10,000		43,982
Total current liabilities	2,038,528		317,223		188,826
Commitments and contingencies
EQUITY
Preferred stock value
Ordinary shares, value	4,441		4,441		4,441
Additional paid-in capital	4,741,863		4,729,169		4,670,165
Accumulated deficit	(6,172,413)		(5,822,571)		(5,079,336)
Total stockholders’ deficit	(1,426,109)		(1,088,961)		(404,730)
Total equity	(1,426,109)		(1,088,961)		(404,730)
Total Liabilities, Temporary Equity and Equity	642,362		384,624		579,833
DiamiR Biosciences Corp | Related Party
Current liabilities:
Operating lease liabilities, non-current	29,943		22,698		22,036
Convertible notes to a related party			957,662		614,182
Income taxes payable			176,002		159,519
Total Liabilities	$ 2,068,471		$ 1,473,585		$ 984,563
Class A Ordinary Shares
EQUITY
Ordinary shares, value		62		37
Class B Ordinary Shares
EQUITY
Ordinary shares, value		$ 18		$ 18